Taxation - Reconciliation of Differences Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of overseas tax-exempt entities	(111.80%)	(14.40%)	(4.50%)
Effect of lower tax rate entities	42.30%	3.70%	(1.20%)
Permanent book-tax differences	(17.40%)	(9.00%)	(5.80%)
Changes in valuation allowance	(8.40%)	(15.70%)	(14.80%)
Change of tax rate	(1.80%)
Effective tax rate	(72.10%)	(10.40%)	(1.30%)